UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3737

Fidelity Advisor Series IV
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report for Fidelity® Institutional Short Intermediate Government Fund August 31, 2005

1.805749.101 ISIG QTLY 1005

Investments August 31, 2005 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations 82.0%

	Principal	Value
	Amount
U.S. Government Agency Obligations 45.6%
Fannie Mae:
2.375% 12/15/05	$10,000,000	$ 9,959,020
2.5% 6/15/06	3,285,000	3,248,780
2.625% 11/15/06	5,585,000	5,495,802
3.25% 1/15/08	1,710,000	1,678,546
3.625% 3/15/07	3,037,000	3,020,892
3.75% 5/17/07	2,500,000	2,488,150
3.875% 5/15/07	5,170,000	5,157,835
4.625% 10/15/14	6,700,000	6,843,621
5.5% 3/15/11	5,095,000	5,422,435
6.25% 2/1/11	575,000	626,052
6.375% 6/15/09	14,370,000	15,499,324
Federal Home Loan Bank:
3.75% 9/28/06	13,960,000	13,907,859
3.8% 12/22/06	2,970,000	2,958,078
5.8% 9/2/08	20,115,000	21,048,396
Freddie Mac:
2.375% 4/15/06	84,750,000	83,961,653
2.75% 8/15/06	2,670,000	2,640,721
2.875% 12/15/06	18,490,000	18,233,803
4.25% 7/15/09	5,183,000	5,208,101
5.875% 3/21/11	475,000	508,760
Government Loan Trusts (assets of Trust guaranteed by
U.S. Government through Agency for International
Development) Series 1-B, 8.5% 4/1/06	501,277	513,498
Israeli State (guaranteed by U.S. Government through
Agency for International Development) 6.8% 2/15/12	2,500,000	2,754,113
Overseas Private Investment Corp. U.S. Government
guaranteed participation certificates 6.77% 11/15/13	1,078,846	1,165,154

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		212,340,593
U.S. Treasury Inflation Protected Obligations 5.4%
U.S. Treasury Inflation-Indexed Notes 0.875% 4/15/10	25,666,750	25,064,172
U.S. Treasury Obligations – 31.0%
U.S. Treasury Notes:
2.375% 8/31/06	30,143,000	29,729,709
2.75% 7/31/06	41,178,000	40,795,168
3.375% 9/15/09	31,964,000	31,408,370
3.75% 5/15/08	3,614,000	3,605,106

Quarterly Report

2

U.S. Government and Government Agency Obligations continued
		Principal	Value
		Amount
U.S. Treasury Obligations continued
U.S. Treasury Notes: – continued
4% 2/15/15		$4,000,000	$ 3,988,280
4.75% 5/15/14		33,400,000	35,183,493

TOTAL U.S. TREASURY OBLIGATIONS			144,710,126

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY
OBLIGATIONS
(Cost $383,109,943)			382,114,891

U.S. Government Agency Mortgage Securities 8.0%

Fannie Mae – 6.3%
3.465% 4/1/34 (b)		170,960	170,833
3.732% 1/1/35 (b)		125,008	124,542
3.753% 10/1/33 (b)		75,486	74,956
3.783% 12/1/34 (b)		85,206	84,846
3.794% 6/1/34 (b)		334,682	329,083
3.8% 12/1/34 (b)		19,949	19,887
3.826% 6/1/33 (b)		59,196	58,541
3.827% 1/1/35 (b)		84,793	84,569
3.838% 1/1/35 (b)		224,765	225,285
3.869% 1/1/35 (b)		134,023	133,720
3.879% 6/1/33 (b)		337,087	333,932
3.913% 12/1/34 (b)		64,971	65,024
3.938% 10/1/34 (b)		98,840	98,452
3.965% 11/1/34 (b)		159,293	158,580
3.97% 5/1/33 (b)		30,364	30,124
3.978% 1/1/35 (b)		103,824	102,840
3.981% 12/1/34 (b)		105,967	105,194
3.998% 1/1/35 (b)		62,461	61,824
4.008% 12/1/34 (b)		530,940	533,632
4.015% 5/1/34 (b)		24,289	24,638
4.016% 12/1/34 (b)		82,381	81,752
4.017% 2/1/35 (b)		70,919	70,268
4.028% 12/1/34 (b)		43,322	43,501
4.03% 1/1/35 (b)		46,022	45,721
4.034% 1/1/35 (b)		148,395	147,026
4.044% 2/1/35 (b)		66,048	65,470
4.054% 1/1/35 (b)		64,862	64,194
4.057% 10/1/18 (b)		72,681	71,982
4.073% 12/1/34 (b)		135,276	134,415

	3		Quarterly Report

Investments (Unaudited) continued

U.S. Government Agency Mortgage Securities continued
		Principal	Value
		Amount
Fannie Mae – continued
4.077% 4/1/33 (b)		$27,461	$27,390
4.097% 1/1/35 (b)		152,550	153,606
4.1% 2/1/35 (b)		43,837	43,562
4.107% 2/1/35 (b)		46,486	46,222
4.113% 1/1/35 (b)		150,423	149,497
4.118% 2/1/35 (b)		287,389	285,512
4.121% 2/1/35 (b)		131,682	130,914
4.124% 1/1/35 (b)		150,469	151,568
4.134% 1/1/35 (b)		260,184	258,704
4.14% 2/1/35 (b)		176,151	177,285
4.143% 11/1/34 (b)		121,432	120,772
4.144% 1/1/35 (b)		205,120	207,348
4.149% 2/1/35 (b)		136,712	135,970
4.177% 1/1/35 (b)		280,860	279,657
4.179% 1/1/35 (b)		134,129	133,542
4.189% 11/1/34 (b)		33,483	33,349
4.191% 1/1/35 (b)		160,644	159,177
4.217% 3/1/34 (b)		73,474	73,222
4.237% 10/1/34 (b)		208,546	210,999
4.25% 2/1/35 (b)		70,578	69,984
4.293% 3/1/35 (b)		69,868	70,045
4.294% 7/1/34 (b)		71,670	72,051
4.3% 1/1/35 (b)		90,218	89,581
4.302% 8/1/33 (b)		166,974	166,375
4.313% 3/1/33 (b)		46,677	46,342
4.325% 5/1/35 (b)		115,874	115,522
4.327% 2/1/35 (b)		43,165	43,003
4.33% 1/1/35 (b)		68,027	67,959
4.333% 12/1/34 (b)		46,550	46,771
4.353% 1/1/35 (b)		69,260	68,834
4.367% 2/1/34 (b)		196,222	195,838
4.368% 4/1/35 (b)		46,748	46,635
4.401% 2/1/35 (b)		117,611	117,053
4.409% 5/1/35 (b)		228,560	229,847
4.429% 11/1/34 (b)		1,285,953	1,293,383
4.455% 3/1/35 (b)		121,458	120,948
4.459% 10/1/34 (b)		448,338	451,300
4.472% 4/1/34 (b)		125,508	126,197
4.49% 8/1/34 (b)		259,254	259,245
4.49% 1/1/35 (b)		124,249	124,985
4.497% 3/1/35 (b)		242,005	242,284
4.501% 5/1/35 (b)		92,055	92,274

Quarterly Report	4

U.S. Government Agency Mortgage Securities continued
		Principal	Value
		Amount
Fannie Mae – continued
4.527% 3/1/35 (b)		$216,571	$216,208
4.539% 8/1/34 (b)		160,548	162,028
4.554% 7/1/35 (b)		273,163	274,001
4.557% 2/1/35 (b)		537,551	539,949
4.571% 2/1/35 (b)		82,113	82,244
4.585% 2/1/35 (b)		728,783	727,591
4.619% 2/1/35 (b)		239,014	238,828
4.635% 2/1/35 (b)		62,170	62,755
4.645% 11/1/34 (b)		282,491	282,866
4.686% 11/1/34 (b)		287,930	287,993
4.711% 3/1/35 (b)		694,574	699,678
4.736% 7/1/34 (b)		247,658	247,947
4.739% 3/1/35 (b)		138,943	139,482
4.815% 12/1/32 (b)		112,310	113,220
4.825% 12/1/34 (b)		226,287	227,069
4.845% 12/1/34 (b)		90,115	90,374
5.119% 5/1/35 (b)		545,903	553,688
5.203% 6/1/35 (b)		390,420	396,796
5.297% 9/1/35 (b)		150,000	150,750
5.5% 1/1/09 to 6/1/20		7,205,676	7,363,653
6% 5/1/16 to 10/1/16		1,067,356	1,102,395
6.5% 6/1/15 to 3/1/35		2,620,398	2,715,187
6.5% 9/1/35 (a)		312,753	323,211
7% 6/1/12 to 6/1/31		426,835	447,608
7% 9/1/20 (a)		230,244	240,821
8% 8/1/09		22,872	23,518
9% 2/1/13 to 8/1/21		261,581	281,104
9.5% 5/1/09 to 11/1/21		20,827	22,028
10.5% 5/1/10 to 8/1/20		48,443	53,429
11% 11/1/10 to 9/1/14		325,414	355,833
11.5% 11/1/15 to 7/15/19		221,396	246,477
12% 4/1/15		15,106	17,110
12.5% 3/1/16		12,138	13,572
			29,178,996
Freddie Mac – 1.4%
4.106% 12/1/34 (b)		81,605	80,966
4.127% 12/1/34 (b)		128,116	128,064
4.216% 1/1/35 (b)		413,150	413,456
4.301% 5/1/35 (b)		188,963	189,674
4.306% 3/1/35 (b)		110,322	110,123
4.311% 12/1/34 (b)		92,998	92,173

	5		Quarterly Report

Investments (Unaudited) continued

U.S. Government Agency Mortgage Securities continued
	Principal	Value
	Amount
Freddie Mac – continued
4.368% 3/1/35 (b)	$169,841	$ 167,983
4.397% 2/1/35 (b)	236,040	233,458
4.404% 2/1/35 (b)	251,074	252,651
4.446% 3/1/35 (b)	98,149	97,735
4.452% 2/1/34 (b)	129,197	129,430
4.489% 3/1/35 (b)	311,731	311,308
4.494% 6/1/35 (b)	194,623	194,731
4.498% 3/1/35 (b)	747,854	747,153
4.5% 3/1/35 (b)	119,312	118,986
4.562% 2/1/35 (b)	187,809	187,533
5% 9/1/35 (a)	913,297	908,160
5.035% 4/1/35 (b)	650,485	656,990
5.248% 8/1/33 (b)	60,203	61,569
6.5% 5/1/08	41,434	42,531
7.5% 11/1/12	188,250	197,279
8% 9/1/07 to 12/1/09	99,837	102,099
8.5% 7/1/06 to 6/1/14	118,312	122,107
9% 12/1/07 to 12/1/18	87,528	93,157
9.5% 2/1/17 to 12/1/22	343,394	373,846
10% 1/1/09 to 6/1/20	94,660	103,182
10.5% 9/1/20 to 5/1/21	26,484	28,442
11% 12/1/11	2,061	2,238
11.5% 10/1/15	5,138	5,694
12% 9/1/11 to 11/1/19	24,267	26,910
12.25% 11/1/14	25,595	28,475
12.5% 8/1/10 to 6/1/19	246,011	273,611
		6,481,714
Government National Mortgage Association – 0.3%
8% 11/15/09 to 12/15/23	1,091,099	1,154,603
8.5% 5/15/16 to 3/15/17	51,009	55,537
10.5% 1/15/16 to 1/15/18	168,885	190,645
11% 10/20/13	3,376	3,689
12.5% 11/15/14	61,832	69,690
13.5% 7/15/11	10,593	11,991
		1,486,155

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE SECURITIES
(Cost $37,011,228)		37,146,865

Quarterly Report

6

Asset Backed Securities 0.7%
	Principal	Value
	Amount
Fannie Mae Grantor Trust Series 2005-T4 Class A1C,
3.7906% 9/25/35 (b)
(Cost $3,350,000)	$3,350,000	$ 3,350,000

Collateralized Mortgage Obligations 9.2%

U.S. Government Agency 9.2%
Fannie Mae:
floater:
Series 1994-42 Class FK, 3.5% 4/25/24 (b)	2,364,427	2,305,488
Series 2003-25 Class CF, 3.9913% 3/25/17 (b)	1,636,633	1,641,881
planned amortization class Series 2003-39 Class PV,
5.5% 9/25/22	1,010,000	1,029,884
sequential pay:
Series 1993-238 Class C, 6.5% 12/25/08	3,442,703	3,509,658
Series 1999-25 Class Z, 6% 6/25/29	3,768,163	3,860,601
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2002-60 Class FV, 4.6413% 4/25/32 (b)	194,959	199,440
Series 2002-74 Class FV, 4.0913% 11/25/32 (b)	2,306,371	2,322,317
Series 2002-75 Class FA, 4.6413% 11/25/32 (b) .	399,372	408,808
Series 2003-122 Class FL, 3.9913% 7/25/29 (b)	347,482	347,943
Series 2004-31 Class F, 3.9413% 6/25/30 (b)	573,771	574,009
Series 2004-33 Class FW, 4.0413% 8/25/25 (b)	553,004	555,500
planned amortization class:
Series 2002-11 Class QB, 5.5% 3/25/15	405,449	408,466
Series 2002-8 Class PD, 6.5% 7/25/30	280,624	281,499
Series 2003-91 Class HA, 4.5% 11/25/16	1,000,000	1,008,482
sequential pay Series 2005-4 Class ED, 5% 6/25/27 .	3,433,333	3,474,274
Series 2002-50 Class LE, 7% 12/25/29	113,231	114,773
Freddie Mac Multi-class participation certificates
guaranteed:
floater:
Series 2406:
Class FP, 4.5513% 1/15/32 (b)	735,000	749,558
Class PF, 4.5513% 12/15/31 (b)	585,000	599,299
Series 2410 Class PF, 4.5513% 2/15/32 (b)	1,340,000	1,370,131
Series 2526 Class FC, 3.9713% 11/15/32 (b)	778,742	782,441
Series 2625 Class FJ, 3.8713% 7/15/17 (b)	945,832	946,955
Series 2861 Class JF, 3.8713% 4/15/17 (b)	504,376	504,157
Series 2994 Class FB, 3.7213% 6/15/20 (b)	492,014	490,721
planned amortization class:
Series 1543 Class VK, 6.7% 1/15/23	859,455	866,970

7		Quarterly Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
U.S. Government Agency continued
Freddie Mac Multi-class participation certificates
guaranteed: – continued
planned amortization class:
Series 2461 Class PG, 6.5% 1/15/31	$ 229,934	$ 231,996
Series 2640 Class GR, 3% 3/15/10	858,161	853,719
sequential pay:
Series 1929 Class EZ, 7.5% 2/17/27	1,961,333	2,051,998
Series 2617 Class GW, 3.5% 6/15/16	1,340,795	1,323,332
Series 2630 Class MB, 4.5% 6/15/18	3,475,000	3,416,931
Series 2866 Class N, 4.5% 12/15/18	680,000	682,656
Series 3013 Class VJ, 5% 1/15/14	1,310,000	1,334,521
Series 2931 Class ZK, 4.5% 2/15/20	727,762	727,800
Series 2988 Class DZ, 5.5% 6/15/35	2,105,715	2,104,355
Series 2996 Class ZB, 5.75% 6/15/35	131,249	131,040
Ginnie Mae guaranteed REMIC pass thru securities
planned amortization class:
Series 2001-53 Class TA, 6% 12/20/30	57,767	57,758
Series 2005-58 Class NJ, 4.5% 8/20/35	1,465,000	1,468,434
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $42,843,373)		42,737,795

Cash Equivalents 0.6%
	Maturity
	Amount
Investments in repurchase agreements (Collateralized by U.S.
Government Obligations, in a joint trading account at 3.6%,
dated 8/31/05 due 9/1/05)
(Cost $2,917,000)	$ 2,917,292	2,917,000

TOTAL INVESTMENT PORTFOLIO 100.5%
(Cost $469,231,544)		468,266,551

NET OTHER ASSETS – (0.5)%		(2,171,303)

NET ASSETS 100%		$466,095,248

Quarterly Report

8

Legend

(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis. (b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Income Tax Information
At August 31, 2005, the aggregate cost of
investment securities for income tax
purposes was $468,928,586. Net
unrealized depreciation aggregated
$662,035, of which $2,214,589 related to
appreciated investment securities and
$2,876,624 related to depreciated
investment securities.

9 Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

10

Quarterly Holdings Report for Fidelity® Real Estate High Income Fund August 31, 2005

1.805767.101 REHI-QTLY 1005

Investments August 31, 2005 (Unaudited) Showing Percentage of Net Assets

Nonconvertible Bonds 4.2%
	Principal	Value
	Amount (g)
Diversified Financial Services – 0.6%
Thornburg Mortgage, Inc. 8%
5/15/13	$ 2,000,000	$ 2,040,000
Wrightwood Capital LLC 9%
6/1/14 (f)	1,000,000	1,000,000
		3,040,000
Healthcare – 0.3%
Ventas Realty LP/Ventas Capital
Corp.:
6.625% 10/15/14 (c)	500,000	512,500
6.75% 6/1/10 (c)	780,000	799,500
		1,312,000
Homebuilding/Real Estate – 1.7%
American Real Estate
Partners/American Real Estate
Finance Corp.:
7.125% 2/15/13 (c)	750,000	755,625
8.125% 6/1/12	1,475,000	1,541,375
Crescent Real Estate Equities
LP/Crescent Finance Co. 9.25%
4/15/09	1,375,000	1,436,875
Forest City Enterprises, Inc. 6.5%
2/1/17	2,000,000	2,025,000
Nationwide Health Properties, Inc.
6% 5/20/15	1,000,000	1,023,732
The Rouse Co. 5.375% 11/26/13	2,100,000	2,039,417
		8,822,024
Hotels – 0.9%
La Quinta Properties, Inc. 8.875%
3/15/11	1,500,000	1,623,750
Times Square Hotel Trust 8.528%
8/1/26 (c)	2,642,647	3,045,651
		4,669,401
Restaurants 0.7%
Landry’s Seafood Restaurants, Inc.
7.5% 12/15/14	1,850,000	1,808,375
Trustreet Properties, Inc. 7.5%
4/1/15 (c)	2,000,000	2,055,000
		3,863,375

TOTAL NONCONVERTIBLE BONDS
(Cost $21,250,850)		21,706,800

Asset Backed Securities 7.9%
ABSC NIMS Trust:
Series 2003 HE4 Class A, 7%
8/17/33 (c)	91,867	91,867
Series 2003 HE5 Class A, 7%
8/17/33 (c)	94,868	94,986
Series 2003 HE7 Class A, 7%
12/15/33 (c)	129,664	129,826
Series 2004 HE1 Class A, 7%
1/17/34	164,636	163,973
Ameriquest Mortgage Securities,
Inc. Series 2004 R9 Class M9,
6.1413% 10/25/34 (c)(d)	2,014,000	1,862,321

	Principal	Value
	Amount (g)
Ameriquest NIMS Trust/Ameriquest
Asset Holdings Series 2004 RN4
Class A, 4.6% 7/25/34 (c)	$277,971	$277,050
Anthracite CDO I Ltd. Series
2002 CIBA Class E, 9.314%
5/24/37 (c)	1,500,000	1,742,400
Atherton Franchise Loan Funding
LLP:
Series 1998 A Class E, 8.25%
5/15/20 (b)(c)	1,500,000	30,000
Series 1998 A Class F, 7.44%
11/15/14 (b)(c)	1,330,306	13,303
Cayman ABSC NIMS Trust:
Series 2004 HE2 Class A1,
6.75% 4/25/34 (c)	150,558	150,747
Series 2005 HE2 Class A1, 4.5%
2/25/35 (c)	797,761	792,775
Countrywide Home Loans, Inc.
Series 2004 11N Class N, 5.25%
4/25/36 (c)	319,723	318,093
Crest Clarendon Street Ltd./Crest
Clarendon Corp. Series 2002 1A
Class D, 9% 12/28/35 (c)	2,500,000	2,742,256
Crest Dartmouth Street Ltd./Crest
Dartmouth Street Corp. Series
2003 1A Class D, 9%
6/28/38 (c)	4,100,000	4,549,385
Crest G Star Ltd. Series 2001 2A
Class C, 10% 2/25/32 (c)	1,330,000	1,376,087
Crest Ltd.:
Series 2000 1A Class D, 10%
8/31/36 (c)	2,200,000	1,540,000
Series 2004 1A Class H1,
7.3591% 1/28/40 (c)(d)	2,150,000	2,155,523
Diversified REIT Trust:
Series 2000 1A Class G, 6.971%
3/8/10 (c)	1,335,000	1,358,897
Series 2003 SMU Class D, 6.78%
3/18/11 (c)(d)	1,390,000	1,329,703
Fairfield Street Solar Corp. Series
2004 1A Class F, 8.725%
11/28/39 (c)(d)	1,050,000	1,055,824
G Star Ltd. Series 2002 1A
Class C, 8% 4/25/37 (c)	4,500,000	4,355,411
Gramercy Real Estate CDO Ltd.
Series 2005 1A Class H, 5.58%
7/25/35 (c)(d)	1,700,000	1,699,910
GSAMP Trust:
Series 2004 HE1 Class B3,
7.6413% 5/25/34 (d)	1,305,000	1,266,497
Series 2005 HE3 Class B3,
6.1413% 6/25/35 (d)	1,070,000	944,275
Guggenheim Structured Real Estate
Funding Ltd./Guggenheim
Structured Real Estate Funding
LLC Series 2005 2A:
Class D, 5.1% 9/25/30 (c)(d)	550,000	550,000
Class E, 5.55% 9/25/30 (c)(d) .	1,055,000	1,055,000

Quarterly Report

Asset Backed Securities continued
	Principal	Value
	Amount (g)
Home Equity Asset Trust:
Series 2003 6N Class A, 6.5%
3/27/34 (c)	$21,240	$ 21,240
Series 2003 7N Class A, 5.25%
4/27/34 (c)	13,321	13,254
Home Equity Residual Distributions
Trust Series 2002 1 Class A,
12.25% 11/25/05 (c)	155,025	155,025
Long Beach Mortgage Loan Trust
Series 2005 2 Class B1,
6.3913% 4/25/35 (c)(d)	2,273,000	1,954,780
Morgan Stanley Dean Witter
Capital I Trust Series 2001 NC2
Class B1, 5.5913% 1/25/32 (d)	69,181	69,208
Park Place Securities NIM Trust
Series 2004 WHQN2 Class A,
4% 2/25/35 (c)	381,700	378,361
Park Place Securities NIMS Trust
Series 2004 WCW1 Class
NOTE, 5.65% 9/25/34 (c)	348,000	348,000
Park Place Securities, Inc. Series
2004 WHQ2 Class M10,
6.1413% 2/25/35 (c)(d)	1,943,000	1,699,367
Taberna Preferred Funding II
Ltd./Taberna Preferred Funding II,
Inc. Series 2005 2A Class E1,
6.449% 11/5/35 (c)(d)	2,895,000	2,895,000
TIAA Real Estate CDO Ltd./TIAA
Real Estate CDO Corp. Series
2002 1A Class IV, 6.84%
5/22/37 (c)	1,460,000	1,421,070
TOTAL ASSET BACKED SECURITIES
(Cost $39,575,985)		40,601,414

Collateralized Mortgage Obligations 8.3%

Private Sponsor 7.1%
Countrywide Home Loans, Inc.:
Series 2002 R1:
Class B3, 6.61%
7/25/32 (c)(d)	871,187	767,189
Class B4, 6.61%
7/25/32 (c)(d)	1,743,397	1,222,557
Class B5, 6.61%
7/25/32 (c)(d)	1,042,680	206,907
Series 2002 R2 Class 2B4,
4.6098% 7/25/33 (c)(d)	138,183	59,548
Series 2002 R3:
Class B3, 5.75% 8/25/43 (c) .	800,479	670,651
Class B4, 5.75% 8/25/43 (c) .	454,558	290,633
Class B5, 5.75% 8/25/43 (c) .	967,728	147,579
Series 2003 40:
Class B3, 4.5% 10/25/18	226,812	203,493
Class B4, 4.5% 10/25/18	90,725	71,035
Class B5, 4.5% 10/25/18	308,508	104,893

	Principal	Value
	Amount (g)
Series 2003 R1:
Class 2B4, 4.5418%
2/25/43 (c)(d)	$108,468	$45,523
Class 2B5, 4.5418%
2/25/43 (c)(d)	513,047	70,130
Series 2003 R2 Class B3, 5.5%
5/25/43 (c)	760,131	616,419
Series 2003 R3 Class B3, 5.5%
11/25/33	721,966	583,439
Series 2004 R1:
Class 1B3, 5.5% 11/25/34 (d)	1,126,923	891,326
Class 1B4, 5.5%
11/25/34 (c)(d)	470,865	268,540
Class 1B5, 5.5%
11/25/34 (c)(d)	831,241	124,946
Credit Suisse First Boston Mortgage
Acceptance Corp. Series 2004 6
Class B4, 4.7562%
9/25/19 (c)(d)	190,877	169,775
Credit Based Asset Servicing and
Securitization LLC Series
2004 AN Class A, 5%
9/27/36 (c)	220,736	219,297
CS First Boston Mortgage Securities
Corp.:
Series 2002 26:
Class 4B3, 7% 10/25/17	337,463	335,164
Class 4B4, 7% 10/25/17 (c) .	101,461	89,329
Class 4B5, 7% 10/25/17 (c) .	176,731	94,745
Class 4B6, 7% 10/25/17 (c) .	95,606	9,561
Series 2004 5:
Class CB5, 5.0639%
8/25/19 (c)(d)	185,204	140,611
Class CB6, 5.0639%
8/25/19 (c)(d)	123,473	43,216
Series 2005 2 Class CB4,
5.2157% 3/25/35 (c)(d)	738,904	642,109
Diversified REIT Trust Series
2000 1A:
Class F, 6.971% 3/8/10 (c)	1,170,000	1,225,715
Class H, 6.971% 3/8/10 (c)	1,835,000	1,781,144
GMAC Mortgage Loan Trust Series
2003 J4 Class B1, 4.75%
9/25/18 (c)	272,757	257,439
Nomura Asset Acceptance Corp.
Series 2001 R1A:
Class B1, 7% 2/19/30 (c)	619,602	643,999
Class B2, 7% 2/19/30 (c)	531,088	547,186
Class B4, 7% 2/19/30 (c)	90,073	50,694
Residential Finance LP/Residential
Finance Development Corp.
floater:
Series 2002 A:
Class B10, 19.55%
10/10/34 (d)	1,484,069	1,558,273
Class B7, 9.05% 10/10/34 (d)	1,438,981	1,468,392

Quarterly Report

Investments (Unaudited) - continued

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount (g)
Private Sponsor – continued
Residential Finance LP/Residential
Finance Development Corp.
floater: – continued
Class B9, 15.55%
10/10/34 (d)	$ 2,374,798	$ 2,475,727
Series 2003 B Class B9, 15.3%
7/10/35 (c)(d)	1,686,880	1,788,092
Series 2003 C Class B3, 4.75%
9/10/35 (c)(d)	973,322	989,010
Series 2005 A Class B6, 5.57%
3/10/37 (c)(d)	795,400	795,400
Residential Funding Securities Corp.
Series 2002 RM1 Class BI2, 5.5%
12/25/17 (c)	183,372	141,103
Resix Finance Ltd. floater:
Series 2003 D Class B9, 15.07%
12/10/35 (c)(d)	485,876	510,170
Series 2004 A:
Class B7, 7.6% 2/10/36 (c)(d)	490,051	501,077
Class B9, 12.35%
2/10/36 (c)(d)	797,803	831,710
Series 2004 B:
Class B8, 8.1% 2/10/36 (c)(d)	408,375	420,627
Class B9, 11.6%
2/10/36 (c)(d)	693,060	720,783
Series 2004 C:
Class B7, 6.85%
9/10/36 (c)(d)	2,074,175	2,118,251
Class B8, 7.6% 9/10/36 (c)(d)	1,847,003	1,902,414
Class B9, 10.57%
9/10/36 (c)(d)	691,392	712,133
Series 2005 A:
Class B10, 12.07%
3/10/37 (c)(d)	497,125	497,125
Class B7, 6.57%
3/10/37 (c)(d)	1,491,375	1,491,375
Class B9, 9.32%
3/10/37 (c)(d)	1,731,984	1,731,984
Series 2005 B:
Class B7, 6.67%
6/10/37 (c)(d)	1,791,275	1,791,275
Class B8, 7.47%
6/10/37 (c)(d)	616,995	616,995
Class B9, 9.32%
6/10/37 (c)(d)	597,092	597,092
Wells Fargo Mortgage Backed
Securities Trust Series 2003 3
Class 2B4, 5.25% 4/25/33 (c) .	443,950	438,966

TOTAL PRIVATE SPONSOR		36,692,766

	Principal	Value
	Amount (g)
U.S. Government Agency – 1.2%
Fannie Mae REMIC Trust:
Series 2001 W3 Subordinate
REMIC Pass Through Certificates:
Class B3, 7% 9/25/41	$840,942	$ 752,906
Class B4, 7% 9/25/41	460,538	357,493
Class B5, 7% 9/25/41	1,289,407	270,775
Series 2002 W1 Subordinate
REMIC Pass Through Certificates:
Class 3B3, 4.4073%
2/25/42 (c)(d)	171,693	116,107
Class 3B5, 4.4073%
2/25/42 (c)(d)	178,024	37,739
Class B4, 6% 2/25/42 (c)	1,202,327	831,484
Class B5, 6% 2/25/42 (c)	856,458	154,162
Series 2002 W6 Subordinate
REMIC Pass Through Certificate:
Class 3B4, 4.4862%
1/25/42 (c)(d)	136,674	65,433
Series 2003 W1 Subordinate
REMIC Pass Through Certificates:
Class B3, 5.75% 12/25/42	2,422,720	2,022,971
Class B4, 5.75% 12/25/42	1,482,417	805,601
Class B5, 5.75% 12/25/42	2,237,464	385,963
Series 2003 W10 Subordinate
REMIC Pass Through Certificates:
Class 2B4, 4.4375%
6/25/43 (d)	394,551	162,875
Class 2B5, 4.4375%
6/25/43 (d)	445,039	60,834

TOTAL U.S. GOVERNMENT AGENCY		6,024,343

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS
(Cost $40,628,462)		42,717,109

Commercial Mortgage Securities 64.3%
Artesia Mortgage CMBS, Inc.
floater Series 1998 C1 Class F,
6.8331% 6/25/30 (c)(d)	4,513,000	4,793,829
Asset Securitization Corp.:
Series 1997 D4:
Class B1, 7.525% 4/14/29	2,000,000	2,279,193
Class B2, 7.525% 4/14/29	675,000	734,853
Series 1997 D5 Class PS1,
1.4277% 2/14/43 (d)(e)	24,082,070	1,169,401
Series 1997 MD7 Class A3,
7.7825% 1/13/30 (d)	2,135,000	2,146,342
Banc of America Commercial
Mortgage, Inc.:
Series 2003 1 Class J, 4.9%
9/11/36 (c)	1,240,000	1,212,038
Series 2003 2:
Class BWD, 6.947%
10/11/37 (c)	521,209	538,266

Quarterly Report

Commercial Mortgage Securities continued
	Principal	Value
	Amount (g)
Banc of America Commercial
Mortgage, Inc.: – continued
Class BWE, 7.226%
10/11/37 (c)	$703,148	$725,437
Class BWF, 7.55%
10/11/37 (c)	621,278	642,118
Class BWG, 8.155%
10/11/37 (c)	601,460	615,364
Class BWH, 9.073%
10/11/37 (c)	313,463	325,737
Class BWJ, 9.99%
10/11/37 (c)	520,060	538,633
Class BWK, 10.676%
10/11/37 (c)	407,249	424,029
Class BWL, 10.1596%
10/11/37 (c)	686,180	661,649
Bear Stearns Commercial Mortgage
Securities, Inc.:
Series 1998 C1 Class F, 6%
6/16/30 (c)	600,000	627,726
Series 1999 C1 Class H, 5.64%
2/14/31 (c)	1,475,030	1,152,389
Beckman Coulter, Inc. sequential
pay Series 2000 A Class A,
7.4975% 12/15/18 (c)	2,696,000	3,012,241
Berkeley Federal Bank & Trust FSB
Series 1994 1 Class B, 2.9912%
8/1/24 (c)(d)	243,678	208,345
BKB Commercial Mortgage Trust
weighted average coupon Series
1997 C1 Class H, 3.8807%
10/25/22 (c)(d)	243,853	123,146
Capital Trust RE CDO Ltd. floater
Series 2005 1A:
Class D, 5.1094%
3/20/50 (c)(d)	750,000	750,000
Class E, 5.7094% 3/20/50 (c)(d)	3,000,000	3,000,000
Chase Commercial Mortgage
Securities Corp.:
floater Series 2000 FL1A Class H,
11.32% 12/12/13 (c)(d)	538,003	500,343
Series 1998 1:
Class F, 6.56% 5/18/30 (c)	5,000,000	5,269,971
Class H, 6.34% 5/18/30 (c) .	2,000,000	1,772,500
Chase Manhattan Bank First Union
National Bank Commercial
Mortgage Trust Series 1999 1
Class G, 6.4% 8/15/31 (c)	4,000,000	4,265,565
Commercial Mortgage Asset Trust:
Series 1999 C1 Class F, 6.25%
1/17/32 (c)	7,175,000	7,603,258
Series 1999 C2:
Class G, 6% 11/17/32	4,575,000	4,817,533
Class H, 6% 11/17/32	4,372,000	4,655,114
Commercial Mortgage pass thru
certificates Series 2001 J1A:
Class F, 6.958% 2/14/34 (c)	1,480,000	1,576,352
Class G, 6.983% 2/14/34 (c)(d)	1,200,000	1,296,395

	Principal	Value
	Amount (g)
Commercial Mortgage Pass-
Through Certificates Series
2001 J2A Class F, 7.0315%
7/16/34 (c)(d)	$ 1,520,000	$ 1,609,042
CS First Boston Mortgage Securities
Corp.:
floater:
Series 1997 C2 Class H,
7.46% 1/17/35 (c)(d)	3,190,000	1,401,973
Series 2004 HC1A Class E,
7.3213% 12/15/21 (c)(d)	1,000,000	999,993
Series 1997 C1 Class F, 7.5%
6/20/29 (c)(d)	1,215,000	1,350,612
Series 1997 C2 Class F, 7.46%
1/17/35 (d)	1,400,000	1,489,359
Series 1998 C1 Class F, 6%
5/17/40 (c)	12,000,000	9,955,560
Series 1998 C2:
Class F, 6.75% 11/11/30 (c) .	6,172,000	6,814,531
Class G, 6.75% 11/11/30 (c)	1,065,000	976,141
Series 2000 FL1A:
Class F, 5.967%
12/15/09 (c)(d)	1,018,000	101,800
Class G, 5.967%
12/15/09 (c)(d)	1,391,267	69,563
Class H, 5.967%
12/15/09 (c)(d)	1,414,342	14,143
Class J, 5.967%
12/15/09 (c)(d)	1,003,070	10,031
Class K, 5.967%
12/15/09 (c)(d)	1,455,337	14,553
Series 2001 CK6 Class NW,
6.08% 8/15/36	2,012,435	1,029,081
Series 2001 CP4 Class H, 6%
12/15/35 (c)	2,470,000	2,517,552
Series 2002 CKP1 Class KZ,
6.294% 12/15/35 (c)(d)(e)	6,026,000	5,282,169
Series 2002 TFLA Class AX,
1.0257% 11/18/12 (c)(d)(e) .	18,644,507	5,836
Series 2004 CBN1 Class A,
10.633% 8/15/08 (c)	2,186,000	2,167,275
Series 2004 TF2A Class AX,
1.3851% 11/15/19 (c)(d)(e) .	34,609,585	551,608
Series 2004 TFLA Class AX,
1.5075% 2/15/14 (c)(d)(e)	21,617,403	94,576
Series 2005 C4 Class H,
5.5722% 8/15/38 (c)	2,070,000	2,006,014
Deutsche Mortgage & Asset
Receiving Corp. Series 1998 C1
Class F, 7.5% 6/15/31	3,600,000	3,941,082
DLJ Commercial Mortgage Corp.:
Series 1998 CF2 Class B3,
6.04% 11/12/31	5,785,000	5,849,575
Series 1998 CG1 Class B4,
7.3732% 6/10/31 (c)(d)	3,690,000	4,201,013
DLJ Mortgage Acceptance Corp.
Series 1996 CF1 Class B4,
8.3563% 3/13/28 (d)	2,105,000	2,343,743

Quarterly Report

Investments (Unaudited) - continued

Commercial Mortgage Securities continued
	Principal	Value
	Amount (g)
EQI Financing Partnership I LP
Series 1997 1 Class C, 7.58%
2/20/17 (c)	$ 2,500,000	$ 2,518,422
First Chicago/Lennar Trust I:
Series 1997 CHL1 Class E,
7.6697% 4/29/39 (c)(d)	16,709,002	17,335,584
weighted average coupon Series
1997 CHL1 Class D, 7.695%
4/29/39 (c)(d)	5,773,001	5,854,184
First Union National Bank
Commercial Mortgage Trust
sequential pay Series 1999 C4
Class G, 6.5% 12/15/31 (c)	3,700,000	3,918,804
GE Commercial Mortgage Corp.
Series 2005 C3 Class J,
5.2753% 7/10/45 (c)	2,277,000	2,151,310
Global Signal Trust Series
2004 1A:
Class F, 8.08% 1/15/34 (c)(d)	780,000	785,896
Class G, 10% 1/15/34 (c)(d)	720,000	731,485
GMAC Commercial Mortgage
Securities, Inc.:
Series 1996 C1 Class G, 5.7%
7/15/10	4,400,000	4,249,438
Series 1997 C2:
Class F, 6.75% 4/15/29 (d)	6,000,000	5,352,188
Class H, 1.9198% 4/15/29 (d)	14,491,423	2,898,285
Series 1999 C1 Class F, 6.02%
5/15/33 (c)	7,100,000	6,789,142
Greenwich Capital Commercial
Funding Corp.:
Series 2003 C2 Class J, 5.234%
11/5/13 (c)(d)	1,000,000	905,300
Series 2005 GG3:
Class J, 4.685%
8/10/42 (c)(d)	900,000	776,250
Class K, 4.685%
8/10/42 (c)(d)	1,700,000	1,413,125
GS Mortgage Securities Corp. II:
Series 1997 GL Class H,
7.8431% 7/13/30 (c)(d)	3,736,000	4,348,825
Series 2004 GG2:
Class J, 5.067% 8/1/38 (c)(d)	420,000	388,415
Class K, 5.067% 8/1/38 (c)(d)	720,000	645,386
J.P. Morgan Chase Commercial
Mortgage Securities Corp.:
Series 2001 A:
Class G, 6% 10/15/32 (c)(d) .	2,003,000	1,545,695
Class NR, 6% 10/15/32 (c)(d)	2,044,153	990,780
Class X, 1.9037%
10/15/32 (c)(d)(e)	27,556,735	1,067,823
Series 2003 CB7 Class L, 5.173%
1/12/38 (c)(d)	4,096,000	3,404,800

		Principal	Value
		Amount (g)
J.P. Morgan Commercial Mortgage
Finance Corp.:
Series 1997 C5 Class F, 7.5605%
9/15/29		$10,560,000	$11,620,947
Series 1999 C7:
Class E, 7.1246%
10/15/35 (d)		1,000,000	1,084,996
Class F, 6% 10/15/35 (c)		2,415,000	2,473,032
Class G, 6% 10/15/35 (c)		13,273,000	11,713,290
Class H, 6% 10/15/35 (c)		1,991,000	1,529,964
Class NR, 6% 10/15/35 (c)		6,250,000	1,560,500
Series 1999 C8:
Class G, 6% 7/15/31 (c)		1,075,000	1,061,268
Class H, 6% 7/15/31 (c)		2,045,000	1,533,750
Series 2000 C9 Class G, 6.25%
10/15/32 (c)		1,880,000	1,855,913
JP Morgan Chase Commercial
Mortgage Security Corp. Series
2005 PRKS Class A, 9.75%
1/15/15 (c)(d)		2,290,000	2,322,203
LB Commercial Conduit Mortgage
Trust Series 1998 C1 Class K,
6.3% 2/18/30 (c)		2,483,000	670,410
LB Multi family Mortgage Trust
Series 1991 4 Class A1,
7.0215% 4/25/21 (c)(d)		549,516	494,565
LB UBS Westfield Trust Series
2001 WM Class X, 0.5408%
7/14/16 (c)(d)(e)		28,195,793	838,210
LB UBS Commercial Mortgage
Trust:
Series 2001 C7 Class M, 5.868%
11/15/33		1,692,000	1,596,428
Series 2002 C1 Class K, 6.428%
3/15/34 (c)		3,751,000	3,867,215
Series 2002 C2 Class M, 5.683%
7/15/35 (c)		950,000	919,162
LTC Commercial Mortgage pass
thru certificates Series 1998 1
Class E, 7.792% 5/28/30 (c)		452,498	452,592
Mach One Trust LLC Series
2004 1A:
Class L, 5.45% 5/28/40 (c)(d) .		1,393,000	1,023,909
Class M, 5.45% 5/28/40 (c)(d) .		1,533,000	958,844
Meristar Commercial Mortgage
Trust Series 1999 C1:
Class C, 8.29% 3/3/16 (c)		2,500,000	2,764,897
Class X, 0.2154% 3/3/16 (c)(e)		45,885,000	357,421
Merrill Lynch Financial Asset, Inc.:
sequential pay Series
2002 CAN8 Class A1, 4.83%
11/12/34	CAD	92,729	80,226
Series 2005 CA16:
Class F, 4.384% 7/12/15	CAD	551,000	407,671
Class G, 4.384% 7/12/15	CAD	275,000	195,868
Class H, 4.384% 7/12/15	CAD	184,000	113,315
Class J, 4.384% 7/12/15	CAD	275,000	154,700

Quarterly Report

Commercial Mortgage Securities continued
		Principal	Value
	Amount (g)
Merrill Lynch Financial Asset, Inc.: -
continued
Class K, 4.384% 7/12/15	CAD	275,000	144,102
Class L, 4.384% 7/12/15	CAD	184,000	89,928
Class M, 4.384% 7/12/15	CAD	772,000	237,759
Merrill Lynch Mortgage Investors,
Inc.:
Series 1997 C2 Class F, 6.25%
12/10/29 (d)		$2,350,000	$ 2,361,016
Series 1999 C1 Class G, 6.71%
11/15/31 (c)		2,604,000	2,414,403
Merrill Lynch Mortgage Trust:
Series 2002 MW1:
Class H, 5.695% 7/12/34 (c)		1,975,000	1,983,083
Class J, 5.695% 7/12/34 (c) .		700,000	684,482
Series 2004 KEY2 Class J,
5.091% 8/12/39 (c)(d)		1,665,000	1,491,541
Mezz Capital Commercial
Mortgage Trust:
Series 2004 C1:
Class F, 9.422% 10/15/13		645,000	641,299
Class G, 12.349% 10/15/13		465,000	461,858
Class X, 7.8513%
1/15/18 (d)(e)		996,831	418,825
Series 2004 C2:
Class D, 7.347% 10/15/40 (c)		1,074,000	1,073,073
Class E, 8.309% 10/15/40 (c)		441,000	440,263
Class F, 10.223%
10/15/40 (c)		772,000	769,534
Class G, 12.933%
10/15/40 (c)		497,000	483,119
Morgan Stanley Capital I, Inc.:
Series 1997 HF1 Class G, 6.86%
7/15/29 (c)		2,010,000	2,065,104
Series 1997 RR Class G1,
7.4852% 4/30/39 (c)(d)		5,350,864	989,910
Series 1998 CF1 Class F, 7.35%
7/15/32 (c)		2,020,000	1,833,623
Series 1998 HF1 Class F, 7.18%
3/15/30 (c)		7,000,000	7,360,961
Series 1998 HF2:
Class F, 6.01% 11/15/30 (c) .		5,935,000	6,180,831
Class G, 6.01% 11/15/30 (c)		8,985,745	9,361,226
Mortgage Capital Funding, Inc.
Series 1997 MC2 Class F,
7.214% 11/20/27 (c)		9,381,364	9,787,612
Nationslink Funding Corp.:
Series 1998 2:
Class F, 7.105% 8/20/30 (c) .		6,500,000	7,102,739
Class G, 5% 8/20/30 (c)		1,315,000	1,253,962
Series 1999 1 Class H, 6%
1/20/31 (c)		1,340,000	1,329,319
Nomura Asset Securities Corp.
Series 1998 D6 Class B1, 6%
3/15/30 (c)		9,453,000	10,096,971

	Principal	Value
	Amount (g)
Penn Mutual Life Insurance
Co./Penn Insurance & Annuity
Co. Series 1996 PML Class M,
7.9% 11/15/26 (c)	$ 5,862,000	$ 6,755,142
Prudential Securities Secured
Financing Corp.:
Series 1998 C1 Class F, 6.9478%
2/15/13 (c)(d)	3,765,000	4,205,247
Series 1999 NRF1 Class F,
6.074% 11/1/31 (c)	4,130,000	4,170,615
RMF Commercial Mortgage, Inc.
Series 1997 1 Class G, 8.7736%
1/15/19 (c)(d)	460,203	92,501
Salomon Brothers Mortgage
Securities VII, Inc.:
floater:
Series 1999 C1 Class H, 7%
5/18/32 (c)(d)	2,500,000	2,762,482
Series 2000 NL1 Class H,
6.8326% 10/15/30 (c)(d)	2,900,000	2,960,253
Series 2000 C3 Class X, 1.393%
12/18/33 (c)(d)(e)	30,679,414	1,641,665
Trizechahn Office Properties Trust
Series 2001 TZHA Class E4,
7.604% 5/15/16 (c)	500,000	545,752
Wachovia Bank Commercial
Mortgage Trust:
floater Series 2005 WL5A Class
OKS, 5.4713% 1/15/18 (c)(d)	1,823,000	1,823,000
Series 2004 C15 Class 175C,
5.8479% 10/15/41 (c)(d)	1,250,000	1,142,230
Washington Mutual Multi family
Mortgage LLC Series 2001 1
Class B4, 7.2083%
10/18/31 (c)(d)	1,600,000	1,734,679
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $291,994,866)		330,847,134

Common Stocks 0.3%
	Shares
Banks and Thrifts – 0.0%
CS First Boston Mortgage Securities
Corp. warrants 9/19/05 (a)	6,236,357	1
Healthcare – 0.0%
Fountain View, Inc. (f)	869	99,935
Homebuilding/Real Estate – 0.3%
Bimini Mortgage Management, Inc.	53,800	671,424
New Century Financial Corp.	16,300	700,737
		1,372,161

TOTAL COMMON STOCKS
(Cost $1,725,509)		1,472,097

Quarterly Report

Investments (Unaudited) - continued

Preferred Stocks 6.9%
	Shares	Value
Convertible Preferred Stocks 0.9%
Homebuilding/Real Estate – 0.9%
Equity Office Properties Trust Series B,
5.25%	44,300	$2,272,590
Glenborough Realty Trust, Inc. Series A,
7.75%	44,029	1,121,859
Windrose Medical Properties Trust 7.50%	40,000	1,070,000
		4,464,449
Nonconvertible Preferred Stocks 6.0%
Automotive – 0.4%
Capital Automotive (REIT) 6.75%	88,780	2,263,890
Banks and Thrifts – 0.3%
MFH Financial Trust I 9.50% (c)	16,845	1,743,458
Homebuilding/Real Estate – 4.7%
Accredited Mortgage Loan Trust Series A,
9.75%	17,600	467,808
American Home Mortgage Investment
Corp.:
Series A, 9.375%	65,000	1,756,950
Series B, 9.25%	15,000	396,750
Annaly Mortgage Management, Inc.
Series A, 7.875%	65,000	1,635,400
Anworth Mortgage Asset Corp. Series A,
8.625%	49,000	1,257,340
Apartment Investment & Management
Co.:
Series G, 9.375%	16,500	441,375
Series Q, 10.10%	13,300	340,081
Series R, 10.00%	10,500	274,365
Series T, 8.00%	103,000	2,644,010
Series U, 7.75%	16,000	406,720
Cedar Shopping Centers, Inc. 8.875%	46,400	1,241,200
CenterPoint Properties Trust Series D,
5.377%	2,000	1,995,000
Impac Mortgage Holdings, Inc. Series C,
9.125%	50,000	1,245,000
iStar Financial, Inc. Series I, 7.50%	30,000	768,900
Mid America Apartment Communities,
Inc. Series H, 8.30%	103,000	2,721,260
PS Business Parks, Inc.:
(depositary shares) Series F, 8.75%	39,000	1,027,260
(depositary shares) Series L, 7.60%	44,000	1,161,600
RAIT Investment Trust:
Series A, 7.75%	39,200	991,760

	Shares	Value
Series B, 8.375%	41,005	$ 1,055,879
Strategic Hotel Capital, Inc. 8.50% (c)	50,000	1,312,500
Taubman Centers, Inc. Series G, 8.00% .	40,000	1,062,000
		24,203,158
Hotels – 0.6%
FelCor Lodging Trust, Inc. (depositary
shares) Series C, 8.00%	40,000	985,000
Hersha Hospitality Trust Series A, 8.00%	38,676	980,437
Innkeepers USA Trust Series C, 8.00%	35,000	906,500
		2,871,937

TOTAL NONCONVERTIBLE PREFERRED STOCKS		31,082,443

TOTAL PREFERRED STOCKS
(Cost $33,898,714)		35,546,892

Floating Rate Loans 1.6%
	Principal
	Amount (g)
Diversified Financial Services – 0.0%
Newkirk Master LP Tranche B, term
loan 5.5706% 8/11/08 (d)	$80,000	81,200
Homebuilding/Real Estate – 1.6%
General Growth Properties, Inc.:
Tranche A, term loan 5.76%
11/12/07 (d)	664,101	668,252
Tranche B, term loan 5.67%
11/12/08 (d)	2,289,104	2,317,717
LNR Property Corp.:
Tranche A, term loan 8.1933%
2/3/08 (d)	900,000	900,000
Tranche B, term loan 6.6893%
2/3/08 (d)	3,429,895	3,472,769
Maguire Properties, Inc. Tranche B,
term loan 5.3% 3/15/10 (d)	461,111	465,146
		7,823,884

TOTAL FLOATING RATE LOANS
(Cost $7,827,136)		7,905,084

Preferred Securities 1.2%

	Shares
Homebuilding/Real Estate – 1.2%
Crest Clarendon Street 2002 1 Ltd.
Series 2002 1A Class PS, 18.481%
12/28/35 (c)(d)	1,500,000	1,672,779
Crest Dartmouth Street 2003 1 Ltd. Series
2003 1A Class PS, 26.6887%
6/28/38 (c)(d)	2,730,000	3,381,252
Crest G Star Ltd. Series 2001 2A Class
PS, 9.9866% 2/25/32 (c)(d)	1,100,000	1,067,173
TOTAL PREFERRED SECURITIES
(Cost $5,230,427)		6,121,204

Quarterly Report

Cash Equivalents 6.9%
	Maturity	Value
	Amount
Investments in repurchase agreements
(Collateralized by U.S. Treasury
Obligations, in a joint trading account
at:
3.53%, dated 8/31/05 due 9/1/05) .	$ 9,158,899	$ 9,158,000
3.54%, dated 8/31/05 due 9/1/05) .	26,469,601	26,467,000
TOTAL CASH EQUIVALENTS
(Cost $35,625,000)		35,625,000

TOTAL INVESTMENT PORTFOLIO	101.6%
(Cost $477,756,949)		522,542,734

NET OTHER ASSETS (1.6)%		(8,248,417)

NET ASSETS 100%	$ 514,294,317

Currency Abbreviation CAD — Canadian dollar

Legend

(a) Non-income producing
(b) Non-income producing – issuer filed for bankruptcy or is in default of interest payments.
(c) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $352,991,857 or 68.6% of net assets.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(f) Restricted securities – Investment in securities not registered under the
Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to
$1,099,935 or 0.2% of net assets.

Additional information on each holding is as follows:

Security	Acquisition Date	Acquisition Cost
Fountain View, Inc.	8/19/03	$9
Wrightwood Capital LLC 9% 6/1/14	1/1/05	$1,000,000

(g) Principal amount is stated in United States dollars unless otherwise noted.

Income Tax Information

At August 31, 2005, the aggregate cost of investment securities for income tax purposes was $477,734,041. Net unrealized appreciation aggregated $44,808,693, of which $50,751,130 related to appreciated investment securities and $5,942,437 related to depreciated investment securities.

19 Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

20

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series IV's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series IV

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 24, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	October 24, 2005